Financial Instruments - Summary of Interest Risk Factor (Parenthetical) (Detail) - Interest rate risk one [member]	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Disclosure of interest risk factor [line items]
Risk Variable	25.00%
Top of range [member]
Disclosure of interest risk factor [line items]
Risk Variable	50.00%